INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS
Indefinite-Lived Intangible Assets
The following table summarizes information related to indefinite-lived intangible assets (in millions):

December 31,	2012	2011
Trademarks	$6,527	$6,430
Bottlers' franchise rights[1]	7,405	7,770
Goodwill	12,255	12,219
Other	111	113
Indefinite-lived intangible assets[2]	$26,298	$26,532

[1]
The decrease in 2012 was primarily related to the Company's consolidated Philippine and Brazilian bottling operations being transferred to assets held for sale as of December 31, 2012. This decrease was partially offset by the acquisition of the Sacramento bottler in 2012 and the finalization of purchase accounting related to our 2011 acquisition of Great Plains. Refer to Note 2 for additional information related to each of these transactions.

[2]	The distribution rights acquired from DPS are the only significant indefinite-lived intangible assets subject to renewal or extension arrangements. Refer to Note 2.
The following table provides information related to the carrying value of our goodwill by operating segment (in millions):

	Eurasia & Africa	Europe	Latin America	North America	Pacific	Bottling Investments	Total
2011
Balance as of January 1	$41	$695	$166	$9,861	$115	$787	$11,665
Effect of foreign currency translation	(6)	15	(3)	—	2	11	19
Acquisitions[1]	—	—	—	195	—	—	195
Adjustments related to the finalization of purchase accounting[1]	—	—	—	304	—	5	309
Divestitures, deconsolidations and other[1]	—	—	—	155	—	(124)	31
Balance as of December 31	$35	$710	$163	$10,515	$117	$679	$12,219
2012
Balance as of January 1	$35	$710	$163	$10,515	$117	$679	$12,219
Effect of foreign currency translation	(1)	(19)	5	—	6	(4)	(13)
Acquisitions[1]	—	—	—	100	—	157	257
Adjustments related to the finalization of purchase accounting[1]	—	—	—	(38)	—	—	(38)
Divestitures, deconsolidations and other[2]	—	—	—	—	—	(170)	(170)
Balance as of December 31	$34	$691	$168	$10,577	$123	$662	$12,255

[1]	Refer to Note 2 for information related to the Company's acquisitions and divestitures.

[2]
Relates to the transfer of goodwill associated with the Company's consolidated Philippine and Brazilian bottling operations to assets held for sale as of December 31, 2012. Refer to Note 2 for additional information related to this transaction.

Definite-Lived Intangible Assets
The following table summarizes information related to definite-lived intangible assets (in millions):

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$622	$(166)	$456	$619	$(126)	$493
Bottlers' franchise rights	730	(221)	509	668	(119)	549
Trademarks	65	(43)	22	99	(70)	29
Other	129	(77)	52	196	(130)	66
Total	$1,546	$(507)	$1,039	$1,582	$(445)	$1,137

Total amortization expense for intangible assets subject to amortization was $173 million, $192 million and $102 million in 2012, 2011 and 2010, respectively. Based on the carrying value of definite-lived intangible assets as of December 31, 2012, we estimate our amortization expense for the next five years will be as follows (in millions):

Amortization Expense
2013	$161
2014	153
2015	148
2016	142
2017	90